Post-employment benefit plans (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		$ 502	$ 461	$ 188
Expenses for defined contribution plans		343	326	268
Total post-employment benefit plan expenses		845	787	457	[1]
of which: UK plans
Post-employment Benefit Expense [Line Items]
Expenses for defined contribution plans		88	82	80
of which: US plan
Post-employment Benefit Expense [Line Items]
Expenses for defined contribution plans		190	173	127
of which: remaining plans
Post-employment Benefit Expense [Line Items]
Expenses for defined contribution plans		65	71	61
of which: related to major plans
Post-employment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		479	440	186
of which: Swiss pension plan
Post-employment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[2]	459	417	153
Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain related to past service				241
of which: UK pension plan
Post-employment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		3	3	11
of which: US and German pension plans
Post-employment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		18	21	22
of which: related to remaining plans and other expenses
Post-employment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[3]	23	21	2
UBS AG
Post-employment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		306	291	140
Expenses for defined contribution plans		291	278	223
Total post-employment benefit plan expenses		597	569	363	[4]
UBS AG | of which: UK plans
Post-employment Benefit Expense [Line Items]
Expenses for defined contribution plans		36	34	35
UBS AG | of which: US plan
Post-employment Benefit Expense [Line Items]
Expenses for defined contribution plans		190	173	127
UBS AG | of which: remaining plans
Post-employment Benefit Expense [Line Items]
Expenses for defined contribution plans		65	71	61
UBS AG | of which: related to major plans
Post-employment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		289	271	141
UBS AG | of which: Swiss pension plan
Post-employment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[2]	269	248	108
UBS AG | of which: UK pension plan
Post-employment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		3	3	11
UBS AG | of which: US and German pension plans
Post-employment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans		18	21	22
UBS AG | of which: related to remaining plans and other expenses
Post-employment Benefit Expense [Line Items]
Net periodic expenses for defined benefit plans	[3]	$ 17	$ 19	$ (1)

[1]
Changes to the pension fund of UBS in Switzerland announced in 2018 resulted in a reduction in the pension obligation recognized by UBS. As a consequence, a pre-tax gain of USD 241 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 26 for more information.

[2]
Changes to the Swiss pension plan announced in 2018 resulted in a pre-tax gain of USD 241 million related to past service. Refer to Note 26a for more information on these changes. 3 Other expenses include differences between actual and estimated performance award accruals. 4 Refer to Note 26b for more information. 5 Refer to Note 6.

[3]	Other expenses include differences between actual and estimated performance award accruals.
[4]
Changes to the pension fund of UBS AG in Switzerland announced in 2018 resulted in a reduction in the pension obligation recognized by UBS AG. As a consequence, a pre-tax gain of USD 132 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 26 for more information.